Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 182,342	$ 183,256	$ 177,718
Revenues sale of products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,823	182,850	177,082
Services rendered [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	330	262	189
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 189	$ 144	$ 447